Label	Element	Value
Leverage Shares 2X Long RTX Daily ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.40%
Leverage Shares 2X Long RTX Daily ETF | Total Return Swaps [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(4.70%)
Leverage Shares 2X Long RTX Daily ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	94.30%